SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Extinguishment of Debt [Line Items]
Capital lease obligations, current	$ 27.0
Long term obligations	9.0
SAPESCO [Member]
Extinguishment of Debt [Line Items]
Capital lease obligations, current	40.6
Other Current Liabilities [Member]
Extinguishment of Debt [Line Items]
Purchases of property, plant, and equipment	3.5
Other Liabilities [Member]
Extinguishment of Debt [Line Items]
Purchases of property, plant, and equipment	1.5
Accounts Payable [Member]
Extinguishment of Debt [Line Items]
Purchases of property, plant, and equipment	15.2	$ 28.8
Additional purchase of property, plant, and equipment	1.5
Accrued Liabilities [Member]
Extinguishment of Debt [Line Items]
Purchases of property, plant, and equipment	0.9
Short-term Debt [Member]
Extinguishment of Debt [Line Items]
Purchases of property, plant, and equipment	$ 28.6	$ 5.1